SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties Summary Of Investments - Other than Investments In Related Parties (Detail) $ in Millions	Dec. 31, 2025 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	$ 93,947.0
Fair Value	97,373.0
Amount At Which Shown In The Balance Sheet	97,373.0
Fixed maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	82,704.0
Fair Value	82,866.0
Amount At Which Shown In The Balance Sheet	82,866.0
Fixed maturities | US Government Agencies and Authorities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	43,114.0
Fair Value	43,298.0
Amount At Which Shown In The Balance Sheet	43,298.0
Fixed maturities | State and local government
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	3,342.0
Fair Value	3,303.0
Amount At Which Shown In The Balance Sheet	3,303.0
Fixed maturities | Foreign government
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	17.0
Fair Value	17.0
Amount At Which Shown In The Balance Sheet	17.0
Fixed maturities | Public Utilities, Bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,832.0
Fair Value	1,859.0
Amount At Which Shown In The Balance Sheet	1,859.0
Fixed maturities | Corporate And Other Debt Securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	17,941.0
Fair Value	18,132.0
Amount At Which Shown In The Balance Sheet	18,132.0
Fixed maturities | Asset-backed Securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	16,458.0
Fair Value	16,257.0
Amount At Which Shown In The Balance Sheet	16,257.0
Equity securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,238.0
Fair Value	4,502.0
Amount At Which Shown In The Balance Sheet	4,502.0
Equity securities | Utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	34.0
Fair Value	128.0
Amount At Which Shown In The Balance Sheet	128.0
Equity securities | Financials
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	145.0
Fair Value	611.0
Amount At Which Shown In The Balance Sheet	611.0
Equity securities | Industrials
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	640.0
Fair Value	3,359.0
Amount At Which Shown In The Balance Sheet	3,359.0
Equity securities | Nonredeemable preferred stocks
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	419.0
Fair Value	404.0
Amount At Which Shown In The Balance Sheet	404.0
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	10,005.0
Fair Value	10,005.0
Amount At Which Shown In The Balance Sheet	$ 10,005.0